March 31, 2017

the DREYFUS third century FUND, inc.

Supplement to Current Statement of Additional Information

At a meeting of shareholders of the fund, shareholders voted to approve (1) certain matters in connection with a recommendation by The Dreyfus Corporation ("Dreyfus"),  the fund's investment adviser, to change the fund's investment strategy to focus on sustainable and environmental, social and governance ("ESG") investing, including removing the current fundamental social investment policy and related fundamental social considerations and changing the fundamental investment objective of the fund, (2) the engagement of Newton Investment Management (North America) Limited, an affiliate of Dreyfus, as sub-adviser for the fund, and (3) a "manager of managers" arrangement for the fund whereby Dreyfus, under certain circumstances, will be able to hire and replace affiliated and unaffiliated sub-advisers for the fund without obtaining shareholder approval, each as described in the supplement to the fund's prospectus dated as of March 24, 2017 (the "Prospectus Supplement").  The Prospectus Supplement supersedes and replaces any contrary information in the SAI.  These and other changes described below will become effective on or about May 1, 2017 (the "Effective Date").  To be consistent with the change to the fund's investment strategy, as of the Effective Date, the fund's name will be changed to "The Dreyfus Sustainable U.S. Equity Fund, Inc."  References to The Dreyfus Third Century Fund, Inc. throughout this SAI will be replaced with The Dreyfus Sustainable U.S. Equity Fund, Inc.

In addition to the changes described in the Prospectus Supplement, the fund's board and shareholders have approved changing or removing certain of the fund's fundamental investment restrictions to provide the fund with additional investment flexibility, to clarify and/or expand the fund's ability to enter into certain types of transactions and/or to better align the relevant fundamental investment restrictions with those of other funds in the Dreyfus Family of Funds.  These restrictions pertain to investing in commodities, real estate, oil and gas, and certain derivative instruments; selling securities short; issuer diversification; industry concentration; margin; underwriting the securities of other issuers; investing for control; investing in companies with limited operations; investing in securities where affiliated persons are involved; and investing in warrants.  These changes also will take effect on the Effective Date.

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As of the Effective Date, the following supersedes and replaces any contrary information in the section of the SAI entitled "Investments, Investment Techniques and Risks":

  The fund is permitted to invest up to 20% of its net assets in the stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries.
  The fund is permitted to engage in foreign currency transactions.
  The fund is permitted to invest in ETFs, ETNs and REITs.
  The fund is permitted to use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indices and foreign currencies), and forward contracts.  In addition, the fund is not limited to only writing (i.e., selling) covered call option contracts on securities owned by the fund to the extent of 20% of the market value of its net assets at the time such option contracts are written and purchasing call options only to close out open positions.
  The fund is permitted to invest in excess of 2% of its net assets in warrants.
  The fund is not permitted to lend its portfolio securities.

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GRP1-SAISTK-0317B

The fund's board and shareholders have approved changes to the following Fundamental Policies described under the headings listed below in "Investment Restrictions—Fundamental Policies", as of the Effective Date:

Current Fundamental Policy	Fundamental Policy As of the Effective Date
The fund may not…	The fund may not…
3. Commodities
See 10 below.

Invest in physical commodities or physical commodities contracts, except that the fund may purchase and sell commodity-linked or index-linked structured notes, commodity-related ETFs or ETNs, options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

4. Issuer Diversification

Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in securities of such issuer (except securities of the U.S. Government or any instrumentality thereof).

Purchase the securities of any issuer if such purchase would cause the fund to hold more than 10% of the outstanding voting securities of such issuer.

With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

5. Industry Concentration
Concentrate its investments in any particular industry or industries, except that the fund may invest up to 25% of the value of its total assets in a single industry.

Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.  Securities issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities are not considered to be the securities of issuers in a single industry for purposes of this Fundamental Policy.

7. Short Sales; Margin
Purchase securities on margin, but the fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities. See 12 below.

Nonfundamental Policy:

Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, options on futures contracts, swap agreements and other derivative instruments, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Nonfundamental Policy.

10. Real Estate; Oil and Gas

Purchase, hold or deal in commodities or commodity contracts, in oil, gas, or other mineral exploration or development programs, or in real estate but this shall not prohibit the fund from investing, consistent with Nonfundamental Policy No. 5 below [Illiquid Investments], in securities of companies engaged in oil, gas or mineral investments or activities.  This limitation shall not prevent the fund from investing in securities issued by a REIT, provided that such trust is not permitted to invest in real estate or in interests other than mortgages or other security interests.

Purchase, hold or deal in oil, gas, or other mineral exploration or development programs, or in real estate, but this shall not prohibit the fund from investing in securities of companies engaged in oil, gas or mineral investments or activities and securities that are secured by real estate or issued by companies that invest or deal in real estate or REITs and acquiring and holding real estate or interests therein through exercising rights or remedies with regard to such securities.

11. Senior Securities
None.	Issue any senior security, except to the extent permitted under the 1940 Act.
12. Short Sales

Sell any security short or engage in the purchase and sale of put, call, straddle, or spread options or combinations thereof, or in writing such options, except that the fund may write and sell covered call option contracts on securities owned by the fund up to, but not in excess of, 20% of the market value of its net assets at the time such option contracts are written.  The fund may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.  In connection with the writing of covered call options, the fund may pledge assets to an extent not greater than 20% of the market value of its total net assets at the time such options are written.

Remove.
13. Underwriting
Act as an underwriter of securities of other issuers.

Act as an underwriter of securities of other issuers, except to the extent the fund may be deemed an underwriter under the Securities Act in connection with the purchase and sale of portfolio securities.

14. Investing for Control
Invest in the securities of a company for the purpose of exercising management or control, but the fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.	Nonfundamental Policy.
16. Other

The fund's special considerations described in the prospectus.

Purchase securities of any company having less than three years' continuous operating history (including that of any predecessors) if such purchase would cause the value of the fund's investments in all such securities to exceed 5% of the value of its net assets.

Purchase or retain the securities of any issuer if officers or board members of the fund or of the Manager, who own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of the securities of such issuer.

Purchase from or sell to any of its officers or board members, or firms of which any of them are members, any securities (other than capital stock of the fund), but such persons or firms may act as brokers for the fund for customary commissions.

Purchase warrants in excess of 2% of the value of its net assets.  Such warrants shall be valued at fair market value, except that warrants acquired by the fund in units or attached to securities shall be deemed to be without value, for purposes of this restriction only.

Remove.

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The fund's board has approved a change to the following Nonfundamental Policy described under the heading listed below in "Investment Restrictions—Nonfundamental Policies", as of the Effective Date:

Current Nonfundamental Policy	Nonfundamental Policy As of the Effective Date
The fund may not…	The fund may not…
3. Pledging Assets
Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to effecting short sales of securities, the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with the entry into options, forward contracts, futures contracts, options on futures contracts, swap agreements and other derivative instruments.

The fund's board has approved adding a Nonfundamental Policy prohibiting the fund from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, as of the Effective Date.

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As of the Effective Date, the following supersedes and replaces any contrary information in the section of the SAI entitled "Investment Restrictions—Fundamental and Nonfundamental Policies Related to Fund Investment Objectives, Diversification and Names—Investment Objective(s) and Diversification Classification":

Fund	Investment Objective(s) a Fundamental or Nonfundamental Policy	Classification as Diversified or Non-Diversified
The Dreyfus Sustainable U.S. Equity Fund, Inc.	Nonfundamental	Diversified

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As of the Effective Date, the following is added in the section of the SAI entitled "Investment Restrictions—Fundamental and Nonfundamental Policies Related to Fund Investment Objectives, Diversification and Names—Names":

Fund	80% Test	Fundamental Policy?

The Dreyfus Sustainable U.S. Equity Fund, Inc.

Equity securities (or derivative instruments with similar economic characteristics) of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues.

No

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